LEASES - Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets:
Right-of-use assets, net	$ 138,608	$ 0
Liabilities:
Current lease liabilities	23,188
Long-term lease liabilities	168,321
Total lease liabilities	$ 191,509